UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2024 – June 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Acuitas US Microcap Fund

AFMCX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/. You can also request this information by contacting us at (844) 805-5628.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$155	1.50%

How did the Fund perform in the last year?

The Fund returned -2.42% over the last six months, underperforming the Russell Microcap Index’s return of -1.10% by 132 basis points. Over the last year, the Fund has returned 6.95% compared to the Russell Microcap Index’s return of 13.40%. Within our Fund, our growth-orientated subadvisers struggled a bit more than others, while the newest subadviser in the Fund has had a strong start and has meaningfully outperformed their benchmark.

Generally speaking, it has been a difficult market environment for active managers. Uncertainty and volatility across markets has been driven by a unique blend of geopolitical risks, regulatory uncertainty, and a full-scale global trade war. We are confident that once the dust settles on these fronts, the environment for active management will become more favorable. Smaller stocks are also more levered to the domestic economy than larger multi-national organizations, meaning they are less directly impacted by global trade wars and geopolitical developments. However, they tend to be more economically sensitive and have been impacted by the market volatility.

Total Return Based on a $10,000 Investment

Date	Acuitas US Microcap Fund	Russell 3000 Index	Russell Microcap® Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$9,157	$9,275	$8,622
12/31/15	$9,518	$9,857	$8,945
03/31/16	$9,149	$9,952	$8,459
06/30/16	$9,573	$10,214	$8,794
09/30/16	$10,376	$10,663	$9,784
12/31/16	$11,569	$11,112	$10,767
03/31/17	$11,365	$11,750	$10,808
06/30/17	$11,700	$12,104	$11,222
09/30/17	$12,565	$12,658	$11,969
12/31/17	$12,756	$13,460	$12,185
03/31/18	$12,621	$13,373	$12,267
06/30/18	$13,662	$13,893	$13,490
09/30/18	$14,077	$14,883	$13,602
12/31/18	$11,112	$12,754	$10,591
03/31/19	$12,573	$14,545	$11,978
06/30/19	$12,340	$15,141	$12,089
09/30/19	$12,057	$15,317	$11,429
12/31/19	$13,544	$16,711	$12,966
03/31/20	$8,529	$13,218	$8,819
06/30/20	$10,766	$16,130	$11,512
09/30/20	$11,479	$17,615	$11,937
12/31/20	$15,449	$20,201	$15,684
03/31/21	$19,296	$21,483	$19,431
06/30/21	$20,586	$23,253	$20,235
09/30/21	$19,529	$23,230	$19,227
12/31/21	$19,974	$25,385	$18,717
03/31/22	$18,291	$24,045	$17,295
06/30/22	$15,405	$20,029	$14,016
09/30/22	$15,231	$19,135	$13,948
12/31/22	$16,148	$20,509	$14,607
03/31/23	$16,745	$21,982	$14,195
06/30/23	$17,568	$23,825	$14,946
09/30/23	$16,858	$23,050	$13,760
12/31/23	$18,960	$25,833	$15,971
03/31/24	$20,096	$28,421	$16,718
06/30/24	$18,733	$29,335	$15,837
09/30/24	$19,968	$31,162	$17,149
12/31/24	$20,532	$31,983	$18,159
03/31/25	$17,461	$30,473	$15,547
06/30/25	$20,035	$33,822	$17,959

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	6.95%	13.23%	7.20%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell Microcap® Index	13.40%	9.30%	6.03%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$91,658,995
# of Portfolio Holdings	259
Portfolio Turnover Rate	63%
Investment Advisory Fees (Net of fees waived)	$828,677

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	97.3%
Money Market Fund	2.7%

Sector Weightings

(% total investments)*

Telecommunications
1.6%
Basic Materials
1.7%
Consumer Staples
1.8%
Real Estate
1.9%
Utilities
2.9%
Energy
4.6%
Consumer Discretionary
10.2%
Technology
15.7%
Financials
15.8%
Health Care
19.3%
Industrials
24.5%
0%
5%
10%
15%
20%
25%

Value	Value
Industrials	24.5%
Health Care	19.3%
Financials	15.8%
Technology	15.7%
Consumer Discretionary	10.2%
Energy	4.6%
Utilities	2.9%
Real Estate	1.9%
Consumer Staples	1.8%
Basic Materials	1.7%
Telecommunications	1.6%

* excluding cash equivalents

Top Ten Holdings

(% of total investments)*

Ducommun, Inc.	2.45%
Niagen Bioscience, Inc.	2.05%
ADTRAN Holdings, Inc.	1.43%
Magnite, Inc.	1.41%
American Coastal Insurance Corp.	1.28%
iRadimed Corp.	1.26%
Vishay Precision Group, Inc.	1.26%
Customers Bancorp, Inc.	1.22%
Barrett Business Services, Inc.	1.19%
Aviat Networks, Inc.	1.17%

* excluding cash equivalents

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://acuitasfunds.com/invest-with-us/ .

Acuitas US Microcap Fund

220A-AFMCX-25

AFMCX

Annual Shareholder Report - June 30, 2025

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,400 in 2024 and $14,400 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2024 and $3,200 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ACUITAS US MICROCAP FUND
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

TABLE OF CONTENTS
Schedule of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Important Tax Inforrmation 16
Other Information 17

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.8%
Basic Materials - 1.7%
2,572 Kaiser Aluminum Corp. $ 205,503
16,239 LifeMD, Inc.
(a)
221,175
42,258 Northern Technologies International Corp. 313,132
131,573 Taseko Mines, Ltd.
(a)
414,455
13,033 Worthington Steel, Inc. 388,774
1,543,039
Consumer Discretionary - 9.9%
5,487 Acme United Corp. 227,436
4,360 Allegiant Travel Co.
(a)
239,582
6,974 American Public Education, Inc.
(a)
212,428
52,260 Arhaus, Inc.
(a)
453,094
6,044 Beazer Homes USA, Inc.
(a)
135,204
4,250 BJ's Restaurants, Inc.
(a)
189,550
9,475 Civeo Corp. 218,778
5,734 Climb Global Solutions, Inc. 613,022
31,503 Crown Crafts, Inc. 90,414
74,784 Digital Turbine, Inc.
(a)
441,226
48,165 Duluth Holdings, Inc., Class B
(a)
101,146
42,335 El Pollo Loco Holdings, Inc.
(a)
466,108
16,214 First Watch Restaurant Group, Inc.
(a)
260,073
74,910 Fluent, Inc.
(a)
149,820
97,699 FTAI Infrastructure, Inc. 602,803
8,734 Gentherm, Inc.
(a)
247,085
30,730 Guess?, Inc. 371,526
46,184 Interface, Inc. 966,631
5,607 Jack in the Box, Inc. 97,898
3,193 Kura Sushi USA, Inc., Class A
(a)
274,853
18,498 Lands' End, Inc.
(a)
198,114
6,638 Liquidity Services, Inc.
(a)
156,590
9,983 Malibu Boats, Inc., Class A
(a)
312,867
5,440 Matthews International Corp., Class A 130,070
2,834 Miller Industries, Inc./TN 126,000
29,495 Owlet, Inc.
(a)
247,758
12,735 Pursuit Attractions and Hospitality, Inc.
(a)
367,150
4,106 Rocky Brands, Inc. 91,112
89,220 Sportsman's Warehouse Holdings, Inc.
(a)
307,809
43,968 Topgolf Callaway Brands Corp.
(a)
353,942
4,358 Universal Technical Institute, Inc.
(a)
147,693
646 Victoria's Secret & Co.
(a)
11,964
17,025 Zumiez, Inc.
(a)
225,752
9,035,498
Consumer Staples - 1.7%
48,206 Cronos Group, Inc.
(a)
92,073
47,092 Mama's Creations, Inc.
(a)
390,864
7,086 Oil-Dri Corp. of America 418,003
1,728 Seneca Foods Corp., Class A
(a)
175,271
55,606 SunOpta, Inc.
(a)
322,515
3,131 The Chefs' Warehouse, Inc.
(a)
199,789
1,598,515
Energy - 4.4%
11,739 American Superconductor Corp.
(a)
430,704
2,933 Centrus Energy Corp., Class A
(a)
537,267
12,590 Civitas Resources, Inc. 346,477
10,277 Flotek Industries, Inc.
(a)
151,689
58,025 Geospace Technologies Corp.
(a)
827,436
21,835 Innovex International, Inc.
(a)
341,063
94,365 NPK International, Inc.
(a)
803,046
29,547 Oil States International, Inc.
(a)
158,372
12,090 Stabilis Solutions, Inc.
(a)
57,427
115,050 VAALCO Energy, Inc. 415,331
4,068,812
Shares Security Description Value
Financials - 15.3%
5,959 Alpine Banks of Colorado, Class B $ 161,400
101,988 American Coastal Insurance Corp.
(a)
1,134,107
6,860 Banco Latinoamericano de Comercio
Exterior SA, Class E 276,458
1,916 Bank First Corp. 225,417
11,720 Bank of Marin Bancorp 267,685
11,946 Bankwell Financial Group, Inc. 430,414
7,392 Business First Bancshares, Inc. 182,213
33,909 Capitol Federal Financial, Inc. 206,845
8,344 Central Pacific Financial Corp. 233,882
5,670 Community Trust Bancorp, Inc. 300,056
9,818 ConnectOne Bancorp, Inc. 227,385
18,385 Customers Bancorp, Inc.
(a)
1,079,935
1,243 Dave, Inc.
(a)
333,634
6,660 Enova International, Inc.
(a)
742,723
18,164 EZCORP, Inc., Class A
(a)
252,116
5,431 First Financial Corp. 294,306
8,873 First Internet Bancorp 238,684
34,236 First Western Financial, Inc.
(a)
772,364
29,136 Heritage Commerce Corp. 289,321
7,804 Heritage Financial Corp./WA 186,047
15,619 Heritage Insurance Holdings, Inc.
(a)
389,538
18,822 International General Insurance Holdings,
Ltd. 452,104
1,656 Investors Title Co. 349,913
5,407 LendingTree, Inc.
(a)
200,438
62,800 Medallion Financial Corp. 598,484
4,228 Mercantile Bank Corp. 196,221
36,531 Metalla Royalty & Streaming, Ltd.
(a)
140,279
6,772 Mid Penn Bancorp, Inc. 190,970
5,270 MidWestOne Financial Group, Inc. 151,618
3,500 Northrim BanCorp, Inc. 326,410
15,973 OP Bancorp 207,489
13,014 PRA Group, Inc.
(a)
191,957
19,730 Regional Management Corp. 576,313
12,827 Silvercrest Asset Management Group, Inc. 203,436
34,599 SuRo Capital Corp.
(a)
284,058
7,355 Texas Capital Bancshares, Inc.
(a)
583,987
4,699 Unity Bancorp, Inc. 221,229
4,985 Universal Insurance Holdings, Inc. 138,234
7,908 Univest Financial Corp. 237,556
20,900 Veritex Holdings, Inc. 545,490
14,020,716
Health Care - 18.7%
5,121 908 Devices, Inc.
(a)
36,513
124,192 Accuray, Inc.
(a)
170,143
43,529 Aclaris Therapeutics, Inc.
(a)
61,811
18,936 Adaptive Biotechnologies Corp.
(a)
220,604
2,789 Addus HomeCare Corp.
(a)
321,265
7,241 ADMA Biologics, Inc.
(a)
131,859
5,700 AnaptysBio, Inc.
(a)
126,540
10,139 ARS Pharmaceuticals, Inc.
(a)
176,926
14,183 Astria Therapeutics, Inc.
(a)
76,021
15,370 Avanos Medical, Inc.
(a)
188,129
4,702 Azenta, Inc.
(a)
144,728
10,631 Bicara Therapeutics, Inc.
(a)
98,762
30,154 BioLife Solutions, Inc.
(a)
649,517
41,372 Butterfly Network, Inc.
(a)
82,744
11,307 CareDx, Inc.
(a)
220,939
19,469 Corvus Pharmaceuticals, Inc.
(a)
77,876
44,461 CytomX Therapeutics, Inc.
(a)
100,926
20,309 Edgewise Therapeutics, Inc.
(a)
266,251
16,565 Electromed, Inc.
(a)
364,264

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 18.7% (continued)
30,554 Embecta Corp. $ 296,068
12,621 Eton Pharmaceuticals, Inc.
(a)
179,849
15,890 Harmony Biosciences Holdings, Inc.
(a)
502,124
183,193 Harvard Bioscience, Inc.
(a)
81,301
12,414 Healthcare Services Group, Inc.
(a)
186,582
6,086 HealthStream, Inc. 168,400
19,700 Immunome, Inc.
(a)
183,210
52,154 InfuSystem Holdings, Inc.
(a)
325,441
22,301 Inmode, Ltd.
(a)
322,026
24,617 Intellia Therapeutics, Inc.
(a)
230,907
18,663 iRadimed Corp. 1,115,861
7,131 Kiniksa Pharmaceuticals International
PLC
(a)
197,315
64,157 KORU Medical Systems, Inc.
(a)
229,682
4,226 LeMaitre Vascular, Inc. 350,969
36,056 MannKind Corp.
(a)
134,849
78,735 MiMedx Group, Inc.
(a)
481,071
126,282 Niagen Bioscience, Inc.
(a)
1,819,724
13,021 OptimizeRx Corp.
(a)
175,784
24,438 Organogenesis Holdings, Inc.
(a)
89,443
10,295 Orthofix Medical, Inc.
(a)
114,789
16,262 OrthoPediatrics Corp.
(a)
349,308
11,523 Pacira BioSciences, Inc.
(a)
275,400
24,663 Pediatrix Medical Group, Inc.
(a)
353,914
7,732 Phibro Animal Health Corp., Class A 197,475
54,610 Photronics, Inc.
(a)
1,028,306
9,061 Phreesia, Inc.
(a)
257,876
9,738 Prothena Corp. PLC
(a)
59,110
48,685 Quipt Home Medical Corp.
(a)
87,146
7,502 Sensus Healthcare, Inc.
(a)
35,560
26,226 SI-BONE, Inc.
(a)
493,573
19,955 Stoke Therapeutics, Inc.
(a)
226,489
9,692 Supernus Pharmaceuticals, Inc.
(a)
305,492
29,944 Syndax Pharmaceuticals, Inc.
(a)
280,426
62,040 Taysha Gene Therapies, Inc.
(a)
143,312
24,230 The Joint Corp.
(a)
279,614
16,013 The Pennant Group, Inc.
(a)
477,988
17,837 Trevi Therapeutics, Inc.
(a)
97,568
4,319 TruBridge, Inc.
(a)
101,151
9,821 Tyra Biosciences, Inc.
(a)
93,987
4,198 US Physical Therapy, Inc. 328,284
4,649 Utah Medical Products, Inc. 264,621
8,722 Xenon Pharmaceuticals, Inc.
(a)
272,999
30,031 Xeris Biopharma Holdings, Inc.
(a)
140,245
20,378 Zymeworks, Inc.
(a)
255,744
17,106,801
Industrials - 23.7%
27,845 AerSale Corp.
(a)
167,348
20,348 Allient, Inc. 738,836
35,613 Archer Aviation, Inc., Class A
(a)
386,401
25,366 Barrett Business Services, Inc. 1,057,509
4,036 Bel Fuse, Inc., Class B 394,277
90,248 BGSF, Inc.
(a)
574,880
7,755 BlueLinx Holdings, Inc.
(a)
576,817
6,181 Byrna Technologies, Inc.
(a)
190,869
11,843 CECO Environmental Corp.
(a)
335,275
14,763 Columbus McKinnon Corp. 225,431
57,302 Concrete Pumping Holdings, Inc.
(a)
352,407
41,647 Conduent, Inc.
(a)
109,948
49,334 Core Molding Technologies, Inc.
(a)
818,451
14,373 Core Scientific, Inc.
(a)
245,347
3,832 CRA International, Inc. 718,002
189,600 DHI Group, Inc.
(a)
563,112
Shares Security Description Value
Industrials - 23.7% (continued)
26,262 Ducommun, Inc.
(a)
$ 2,170,029
1,916 DXP Enterprises, Inc./TX
(a)
167,937
22,610 eHealth, Inc.
(a)
98,354
15,639 Energy Recovery, Inc.
(a)
199,866
35,586 Enovix Corp.
(a)
367,959
6,367 Franklin Covey Co.
(a)
145,295
20,707 Graham Corp.
(a)
1,025,204
29,289 Great Lakes Dredge & Dock Corp.
(a)
357,033
37,443 Information Services Group, Inc. 179,726
12,397 Insteel Industries, Inc. 461,292
10,618 Janus International Group, Inc.
(a)
86,431
33,372 Kornit Digital, Ltd.
(a)
664,437
23,943 Mayville Engineering Co., Inc.
(a)
382,130
2,741 Mesa Laboratories, Inc. 258,257
29,460 Myers Industries, Inc. 426,875
4,395 MYR Group, Inc.
(a)
797,473
11,551 Napco Security Technologies, Inc. 342,949
6,085 Natural Gas Services Group, Inc.
(a)
157,054
166,559 Orion Energy Systems, Inc.
(a)
101,601
31,442 Park Aerospace Corp. 464,398
4,425 Primoris Services Corp. 344,885
44,512 Proficient Auto Logistics, Inc.
(a)
323,157
78,619 Ranpak Holdings Corp.
(a)
280,670
12,009 Redwire Corp.
(a)
195,747
66,265 Resources Connection, Inc. 355,843
3,198 Tectonic Therapeutic, Inc.
(a)
63,544
3,344 The Gorman-Rupp Co. 122,792
1,871 The Monarch Cement Co. 447,169
29,096 Thermon Group Holdings, Inc.
(a)
817,016
12,700 Titan Machinery, Inc.
(a)
251,587
6,104 Transcat, Inc.
(a)
524,700
17,538 Ultralife Corp.
(a)
157,491
39,668 Vishay Precision Group, Inc.
(a)
1,114,671
41,767 Wabash National Corp. 443,983
21,752,465
Real Estate - 1.8%
28,560 Anywhere Real Estate, Inc.
(a)
103,387
45,782 Apartment Investment and Management
Co. REIT
(a)
396,014
6,797 One Liberty Properties, Inc. REIT 162,177
48,534 Plymouth Industrial REIT, Inc. 779,456
18,389 Whitestone REIT 229,495
1,670,529
Technology - 15.2%
29,217 A10 Networks, Inc. 565,349
141,379 ADTRAN Holdings, Inc.
(a)
1,268,170
10,101 Aeva Technologies, Inc.
(a)
381,717
54,308 Amplitude, Inc., Class A
(a)
673,419
51,206 Arteris, Inc.
(a)
487,993
34,047 AstroNova, Inc.
(a)
394,605
11,119 Asure Software, Inc.
(a)
108,521
17,149 Backblaze, Inc., Class A
(a)
94,319
52,032 Blend Labs, Inc., Class A
(a)
171,706
8,449 Cerence, Inc.
(a)
86,264
18,030 CEVA, Inc.
(a)
396,299
17,386 Cohu, Inc.
(a)
334,507
15,932 Consensus Cloud Solutions, Inc.
(a)
367,392
7,663 Donnelley Financial Solutions, Inc.
(a)
472,424
7,389 D-Wave Quantum, Inc.
(a)
108,175
27,079 Evolv Technologies Holdings, Inc.
(a)
168,973
20,280 Hurco Cos., Inc.
(a)
383,292
16,000 Ichor Holdings, Ltd.
(a)
314,240
24,502 Immersion Corp. 193,076

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

See Notes to Financial Statements.
At June 30, 2025, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at year end.
Shares Security Description Value
Technology - 15.2% (continued)
145,317 indie Semiconductor, Inc., Class A
(a)
$ 517,328
40,148 inTEST Corp.
(a)
292,277
52,100 Key Tronic Corp.
(a)
149,006
52,019 Magnite, Inc.
(a)
1,254,698
2,911 Materion Corp. 231,046
16,253 Mitek Systems, Inc.
(a)
160,905
16,790 nLight, Inc.
(a)
330,427
6,452 NVE Corp. 474,932
24,726 OneSpan, Inc. 412,677
13,983 Ouster, Inc.
(a)
339,088
10,255 PDF Solutions, Inc.
(a)
219,252
22,142 PROS Holdings, Inc.
(a)
346,744
67,010 Rackspace Technology, Inc.
(a)
85,773
52,108 Ribbon Communications, Inc.
(a)
208,953
18,905 SEMrush Holdings, Inc.
(a)
171,090
19,260 Shutterstock, Inc. 365,170
22,353 Solaris Energy Infrastructure, Inc., Class A 632,366
91,201 Teads Holding Co.
(a)
226,178
15,349 Veeco Instruments, Inc.
(a)
311,892
13,878 Viant Technology, Inc., Class A
(a)
183,606
13,883,849
Telecommunications - 1.5%
43,075 Aviat Networks, Inc.
(a)
1,035,954
181,208 Ondas Holdings, Inc.
(a)
347,919
1,383,873
Utilities - 2.9%
26,444 Aris Water Solutions, Inc., Class A 625,400
43,363 Enviri Corp.
(a)
376,391
46,983 Perma-Fix Environmental Services, Inc.
(a)
494,261
18,858 Pure Cycle Corp.
(a)
202,158
105,564 Select Water Solutions, Inc., Class A 912,073
2,610,283
Total Common Stock (Cost $77,437,072) 88,674,380
Shares Security Description Value
Money Market Fund - 2.7%
2,497,123 First American Government Obligations
Fund, Class X, 4.26%
(b)
(Cost $2,497,123) 2,497,123
Investments, at value - 99.5% (Cost $79,934,195) $ 91,171,503
Other Assets & Liabilities, Net - 0.5% 487,492
Net Assets - 100.0% $ 91,658,995
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
Contracts Description
Expiration
Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
10
CME E-Mini
Russell 2000
Index Future 09/19/25 $ 1,059,345 $ 1,095,850 $ 36,505
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 91,171,503 $ 36,505
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 91,171,503 $ 36,505

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $79,934,195) $ 91,171,503
Deposits with broker for Futures Contracts 424,128
Receivables:
Fund shares sold 87,037
Investment securities sold 120,159
Dividends 50,982
Variation margin 1,450
Prepaid expenses 26,748
Total Assets
91,882,007
LIABILITIES
Payables:
Investment securities purchased 93,247
Fund shares redeemed 863
Accrued Liabilities:
Investment adviser fees 58,041
Trustees’ fees and expenses 1,046
Fund services fees 17,162
Other expenses 52,653
Total Liabilities
223,012
NET ASSETS
$ 91,658,995
COMPONENTS OF NET ASSETS
Paid-in capital $ 82,579,969
Distributable Earnings 9,079,026
NET ASSETS
$ 91,658,995
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 6,692,676
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $91,658,995) $ 13.70

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $967) $ 1,152,929
Total Investment Income
1,152,929
EXPENSES
Investment adviser fees 1,107,262
Fund services fees 229,437
Custodian fees 31,144
Registration fees 22,330
Professional fees 52,281
Trustees' fees and expenses 15,892
Interest expense 1,607
Intermediary expenses 87,351
Other expenses 89,294
Total Expenses 1,636,598
Fees waived
(306,279)
Net Expenses
1,330,319
NET INVESTMENT LOSS
(177,390)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
206,772
Securities sold short
10
Futures
(111,921)
Net realized gain
94,861
Net change in unrealized appreciation (depreciation) on:
Investments
6,057,630
Futures
33,125
Net change in unrealized appreciation (depreciation)
6,090,755
NET REALIZED AND UNREALIZED GAIN
6,185,616
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 6,008,226

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2025 2024
OPERATIONS
Net investment loss $ (177,390) $ (92,219)
Net realized gain 94,861 3,832,122
Net change in unrealized appreciation (depreciation) 6,090,755 28,187
Increase in Net Assets Resulting from Operations
6,008,226 3,768,090
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (2,668,331) –
Return of Capital (275,602) –
Total Distributions Paid
(2,943,933) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 20,334,376 22,076,434
Reinvestment of distributions:
Institutional Shares 2,943,383 –
Redemption of shares:
Institutional Shares
(17,255,274) (6,160,312)
Redemption fees:
Institutional Shares
4,685 584
Increase in Net Assets from Capital Share Transactions
6,027,170 15,916,706
Increase in Net Assets
9,091,463 19,684,796
NET ASSETS
Beginning of Year
82,567,532 62,882,736
End of Year
$ 91,658,995 $ 82,567,532
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,546,045 1,680,424
Reinvestment of distributions:
Institutional Shares 195,924 –
Redemption of shares:
Institutional Shares
(1,308,588) (502,665)
Increase in Shares
433,381 1,177,759

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 13.19 $ 12.37 $ 11.53 $ 16.75 $ 8.76
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.02) (0.03) (0.06) (0.05)
Net realized and unrealized gain (loss)
0.98 0.84 1.60 (3.91) 8.04
Total from Investment Operations
0.95 0.82 1.57 (3.97) 7.99
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.00)(b) – – – –
Net realized gain (0.40) – (0.73) (1.25) –
Return of Capital
(0.04) – – – –
Total Distributions to Shareholders
(0.44) – (0.73) (1.25) –
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 13.70 $ 13.19 $ 12.37 $ 11.53 $ 16.75
TOTAL RETURN
6.95% 6.63% 14.04% (25.17)% 91.21%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 91,659 $ 82,568 $ 62,883 $ 47,078 $ 66,416
Ratios to Average Net Assets:
Net investment loss (0.20)% (0.14)% (0.23)% (0.41)% (0.36)%
Net expenses 1.50% 1.50% 1.50% 1.50% 1.50%
Dividend and interest expenses 0.00% 0.00% 0.00% 0.00% –%
Gross expenses (c) 1.85% 1.96% 2.05% 2.00% 2.08%
PORTFOLIO TURNOVER RATE 63% 64% 56% 61% 78%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2025, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share
(“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2025, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2025, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

fiscal years after they are filed. As of June 30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services
Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust. Effective January 1, 2025, the Audit Committee Chairman receives an additional $2,000 annually. The Independent
Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of
Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2025. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust.
For the year ended June 30, 2025, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2025,
$826,561 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2025, totaled $ 56,275,421 and $ 53,887,928 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended June 30, 2025 , for futures contracts was
$ 14,992,904 .
The Fund’s use of derivatives for the year ended June 30, 2025, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of June 30, 2025.
Realized and unrealized gains and losses on derivatives contracts for the year ended June 30, 2025, are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2025. These amounts may be collateralized by cash or financial instruments.
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 278,585 $ 27,694 $ 306,279
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 36,505
* Balance is included in the deposits with broker for futures contracts on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain on:
Futures $ (111,921)
Total net realized gain $ (111,921)
Net change in unrealized appreciation (depreciation) on:
Futures $ 33,125
Total net change in unrealized appreciation (depreciation) $ 33,125
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Appreciation on Futures** $ 36,505 $ - $ 36,505 $ -

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

Note 7. Federal Income Tax
As of June 30, 2025, the cost for federal income tax purposes is $81,602,922 and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2025, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to investments in real estate investment trusts, futures, PFICs, return of capital on equity securities and wash sales.
For tax purposes, the current year post-October capital loss was $377,973 for the Fund (realized during the period November 1,
2024 through June 30, 2025). This loss will be recognized for tax purposes the first business day of the Fund’s next fiscal year, July
1, 2025.
For tax purposes, the deferred late year ordinary loss was $111,582 for the Fund (realized during the period January 1, 2025 through
June 30, 2025). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, July 1, 2025.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures contracts on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation
$ 19,683,405
Gross Unrealized Depreciation
(10,114,824)
Net Unrealized Appreciation
$ 9,568,581
2025 2024
Ordinary Income $ 671,585 $ –
Long-Term Capital Gain 1,996,746 –
Return of Capital 275,602 –
$ 2,943,933 $ –
Capital and Other Losses
$ (489,555)
Net Unrealized Appreciation
9,568,581
Total
$ 9,079,026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acuitas US Microcap Fund and
Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acuitas US Microcap
Fund (the “Fund”), a series of Forum Funds II, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated
August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 25, 2025

ACUITAS US MICROCAP FUND
IMPORTANT TAX INFORMATION (Unaudited)
June 30, 2025

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 69.09% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code,
the Fund designates $1,996,746 as long-term capital gain dividends for the year ended June 30, 2025.

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 23, 2025 Board meeting (the “June meeting”), the Board of Trustees of Forum Funds II (the “Board”), including the
Trustees who are not “interested persons” of the Trust (“Independent Trustees”), considered the approval of the continuance of the investment advisory agreement between Acuitas Investments, LLC (the “Adviser”) and the Trust pertaining to the Fund (the
“Advisory Agreement”) and the subadvisory agreements between the Adviser and each of Bridge City Capital, LLC; ClariVest
Asset Management, LLC; Granahan Investment Management, Inc.; Meros Investment Management, L.P.; and Tieton Capital
Management, LLC (each a “Subadviser”) (the “Subadvisory Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the
Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its benchmark and to a peer group of funds.

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2025

The Board observed that the Fund underperformed the Russell Microcap Index for the one-year period ended March 31, 2025 and outperformed the Russell Microcap Index for the three-, five-, and ten-year periods ended March 31, 2025, and for the period since the Fund’s inception on July 18, 2014. The Board also observed that the Fund underperformed its primary benchmark index, the Russell 3000 Index, for the one-, three-, five, and ten-year periods ended March 31, 2025, and for the period since the Fund’s inception on July 18, 2014. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) believed to have characteristics similar to those of the Fund. Based on information presented by Strategic Insight, the Board observed that the Fund underperformed the average of the Strategic Insight peers for the one-, three-, and ten-year periods ended March 31, 2025 and outperformed the average of the Strategic Insight peers for the five-year period ended March 31, 2025. The Board noted the Adviser’s representation that the Fund’s relative performance could be attributed, in part, to the Fund’s stock selection and bias toward high quality companies. The Board also noted the
Adviser’s representation that the Strategic Insight peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the Strategic Insight peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments. At the request of the Adviser, the Board reviewed the Fund’s performance compared to the performance of a peer group of funds identified by the Adviser as being a more optimal comparison to the Fund (the “Comparable Funds”). The Board observed that the Fund underperformed the average of the
Comparable Funds for the one-year period ended March 31, 2025 and outperformed the average of the Comparable Funds for the three- and five-year periods ended March 31, 2025.
The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets among Subadvisers on an ongoing basis in order to achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the
Adviser’s continued management under the Advisory Agreement and from each Subadviser’s continued management under the respective Subadvisory Agreements.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Strategic Insight peers. The Board noted that, based on the information provided by Strategic Insight, the net advisory fee rate and net total expense ratio for the Fund were each higher than the median of its Strategic Insight peers. The Board noted the Adviser’s representation that the Fund’s Strategic Insight peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. The Board also noted the Adviser’s representation that many of the funds listed in the respective Strategic Insight peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the
Strategic Insight peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Strategic Insight peers were not directly comparable. The Board noted further the Adviser’s representation that, although the total expense ratio for the Fund was higher than the average of the expense ratios of the Comparable Funds, the
Fund’s total expense ratio was believed to be within a reasonable range. Finally, the Board observed that the contractual advisory fee and expense cap were each lowered in 2020.
With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and each
Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the
Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2025

Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the
Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the Fund. The Board noted further the Adviser’s representation that the Adviser continues to pay its Subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund was benefiting, or may benefit in the future, from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board noted the assets of the Fund were stable but relatively low. The Board also noted the Adviser’s representation that the Fund was benefiting from expenses subsidized by the Adviser under the contractual expense limitation agreement. The Board noted further the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser believed that economies of scale had not been achieved at current asset levels.
The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements.
In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser and that, for the reasons cited above, among other relevant considerations, breakpoints in the subadvisory fee rates were unlikely to result in the Fund’s realization of economies of scale.
Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2025

recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.

220-ANR-0625
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith)
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 26, 2025